MARKET, CREDIT AND CONCENTRATION RISKS	12 Months Ended
Dec. 31, 2015
MARKET, CREDIT AND CONCENTRATION RISKS
MARKET, CREDIT AND CONCENTRATION RISKS

4.MARKET, CREDIT AND CONCENTRATION RISKS

The nature of this Fund has certain risks, which cannot all be presented in the financial statements.  The following summarizes certain of those risks.

Market Risk

Derivative instruments involve varying degrees of market risk. Changes in the level or volatility of interest rates, foreign currency exchange rates or the market values of the financial instruments or commodities underlying such derivative instruments frequently result in changes in the underlying Master Funds’ financial assets (liabilities) at fair value through profit or loss on such derivative instruments as reflected in the Statement of Financial Condition of the Master Funds. The Fund’s exposure to market risk is influenced by a number of factors, including the relationships among the derivative instruments held by the underlying Master Funds as well as the volatility and liquidity of the markets in which the derivative instruments are traded.  Investments in foreign markets may also entail legal and political risks.

FRM has procedures in place intended to control market risk exposure, although there can be no assurance that it will, in fact, succeed in doing so.  These procedures focus primarily on monitoring the trading of the Master Funds, calculating the NAV of the Fund and the Underlying Funds as of the close of business on each day and reviewing outstanding positions for over-concentrations.  While FRM does not intervene in the markets to hedge or diversify the Underlying Funds’ market exposure, FRM may urge the respective Trading Advisor to reallocate positions in an attempt to avoid over-concentrations.  However, such interventions are expected to be unusual.  It is expected that FRM’s basic risk control procedures will consist of the process of monitoring the Trading Advisors, with the market risk controls being applied by the respective Trading Advisor.

Credit Risk

The risks associated with exchange-traded contracts are typically perceived to be less than those associated with over-the-counter (non-exchange-traded) transactions, because exchanges typically (but not universally) provide clearinghouse arrangements in which the collective credit (in some cases limited in amount, in some cases not) of the members of the exchange/clearinghouse is pledged to support the financial integrity of the exchange/clearinghouse.  In over-the-counter transactions, on the other hand, traders must rely solely on the credit of their respective individual counterparties. Margins, which may be subject to loss in the event of a default, are generally required in exchange traded contracts, and in the over-the-counter markets counterparties may also require margin.

The credit risk associated with these instruments from counterparty nonperformance is the derivatives, at fair value, if any, included in the Master Funds’ Statement of Financial Condition.

As of May 1, 2015, the Underlying Funds held by the Fund generally do not invest directly in positions other than their related Master Funds. The Master Funds enter into contracts with various futures clearing brokers. These brokers may encounter financial difficulties that can impair the operating capabilities or the capital position of the Master Funds, and in turn, the Underlying Funds. The Trading Advisors of the Master Funds will attempt to limit transactions to well-capitalized and established brokers in an effort to mitigate such risk.

Credit risk is the possibility that a loss may occur from the failure of a counterparty to make payments according to the terms of a contract. The Fund’s exposure to credit risk is contingent upon the Underlying Funds and the brokers and counterparties which the Underlying Funds transact business with as well as amounts recorded as assets in the Statements of Financial Condition.

Cash held as deposits may exceed the amount of federal insurance provided on such deposits and are therefore subject to credit risk.

Concentration Risk

The Fund’s investments in the Underlying Funds are subject to the market and credit risk of the Underlying Funds. Because the majority of the Fund’s capital is invested in the Underlying Funds, any changes in the market conditions that would adversely affect the Underlying Funds could significantly impact the solvency of the Fund.

Indemnifications

In the normal course of business, the Fund has entered, or may in the future enter into agreements that obligate the Fund to indemnify certain parties including FRM affiliates. No claims have actually been made with respect to such indemnities and any quantification would involve hypothetical claims that have not been made. Based on the Fund’s experience, FRM expects the risk of loss to be remote and, therefore, no provision has been recorded.